Summary of significant accounting policies - Additional information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Significant Accounting Policies [Line Items]
Impairment of long lived assets	$ 0	$ 0
Impairment loss of cryptocurrencies	50,463
Continuing operations
Significant Accounting Policies [Line Items]
Allowance for the doubtful accounts	$ 0	$ 0